Pensions and Other Post-Employment Benefits - Summary of Defined Benefit Pension Obligation Analysed by Membership Category (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	£ 14,500	£ 20,191	£ 21,310
Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	14,500	20,191	21,310
Active [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	1,390	4,196	4,660
Retired [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	8,540	11,115	11,257
Deferred [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	£ 4,570	£ 4,880	£ 5,393